Provisions - Changes in Provisions (Parenthetical) (Detail) - Legal proceedings provision [member] - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Current provisions	₩ 32,104	₩ 36,844
Non-current provisions	₩ 18,018	₩ 57,310